General and administrative expenses	12 Months Ended
Dec. 31, 2024
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General and administrative expenses
Note 8. General and administrative expenses

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Salaries and payroll taxes	37,587	23,300	27,178
Share-based payments (Note 31)	34,923	23,133	16,576
Fees and compensation for services	13,377	11,764	9,848
Taxes, rates and contributions (1)	9,687	1,884	1,859
Employee benefits	6,020	4,678	3,360
Institutional promotion and advertising	2,324	2,174	2,066
Other	5,036	3,550	2,939

Total general and administrative expenses	108,954	70,483	63,826

(1)	For the years ended December 31, 2024 , 2023 and 202 2 , including 8,017 , 1,072 and 279, respectively, related to personal assets tax.